                                                    Rule 497(e)
                                                    Registration No. 333-59745


                       SUPPLEMENT DATED OCTOBER 30, 1998
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING LARGE CAP GROWTH FUND
                            ING GROWTH & INCOME FUND
                            ING MID CAP GROWTH FUND
                           ING SMALL CAP GROWTH FUND
                               ING BALANCED FUND
                          ING GLOBAL BRAND NAMES FUND
                         ING INTERNATIONAL EQUITY FUND
                        ING EMERGING MARKETS EQUITY FUND
                            ING EUROPEAN EQUITY FUND
                         ING TAX EFFICIENT EQUITY FUND
                                 ING FOCUS FUND
                     ING GLOBAL INFORMATION TECHNOLOGY FUND
                          ING GLOBAL REAL ESTATE FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

ING Funds Trust is currently offering only ten of the thirteen funds listed in the Prospectus. These funds are the ING Large Cap Growth Fund, ING Growth & Income Fund, ING Mid Cap Growth Fund, ING Small Cap Growth Fund, ING Global Brand Names Fund, ING International Equity Fund, ING European Equity Fund, ING Tax Efficient Equity Fund, ING Focus Fund and ING Global Information Technology Fund.

The ING Balanced Fund, ING Emerging Markets Equity Fund and ING Global Real Estate Fund, although listed in the Prospectus, are not being offered as of the date of this Supplement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.
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                                                      Rule 497(e)
                                                      Registration No. 337-59745

                       SUPPLEMENT DATED OCTOBER 30, 1998
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                           ING INTERMEDIATE BOND FUND
                            ING HIGH YIELD BOND FUND
                          ING INTERNATIONAL BOND FUND
                            ING MORTGAGE INCOME FUND
                       ING NATIONAL TAX-EXEMPT BOND FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

ING Funds Trust is currently offering only three of the five funds listed in the Prospectus. These funds are the ING Intermediate Bond Fund, ING High Yield Bond Fund and ING International Bond Fund.

The ING Mortgage Income Fund and ING National Tax-Exempt Bond Fund, although listed in the Prospectus, are not being offered as of the date of this Supplement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

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                                                      Rule 497(e)
                                                      Registration No. 333-59745

                       SUPPLEMENT DATED OCTOBER 30, 1998
                      TO PROSPECTUS DATED OCTOBER 30, 1998
                               OF ING FUNDS TRUST

                      ING U.S. TREASURY MONEY MARKET FUND
                             ING MONEY MARKET FUND

This Supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

ING Funds Trust is currently offering only one of the two funds listed in the Prospectus. The fund being offered is the ING Money Market Fund.

The ING U.S. Treasury Money Market Fund, although listed in the Prospectus, is not being offered as of the date of this Supplement.

If you would like more information about ING Funds Trust call 877-INFO-ING or 877-463-6464.

                                   ING-MMSUPP